INTERNAL-USE SOFTWARE, NET	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
INTERNAL-USE SOFTWARE, NET	INTERNAL-USE SOFTWARE, NET
Internal-use software, net consists of the following:

	December 31, 2021	December 31, 2020
Internal-use software	$130,942	$103,041
Less: accumulated amortization	(87,675)	(64,285)
Total internal-use software, net	$43,267	$38,756
The aggregate amortization expense for internal-use software, net is reflected in "Depreciation and amortization" in the Consolidated Statements of Operations. During the years ended December 31, 2021, 2020, and 2019, the Company capitalized internal-use software development costs of $28.3 million, $25.8 million, and $21.9 million, respectively. Total amortization expense associated with its capitalized internal-use software development costs for the years ended December 31, 2021, 2020, and 2019 was $23.7 million, $18.7 million, and $21.1 million, respectively. There were no write-offs or impairment charges recorded for the years ended December 31, 2021, 2020, and 2019.